6. Courseware (Details Narrative) (USD $)	3 Months Ended		4 Months Ended		12 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Apr. 30, 2013	Apr. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Courseware Details Narrative [Abstract]
Courseware Costs Capitalized	$ 500				$ 25,300	$ 54,090
Courseware Amortization Expense	$ 30,471	$ 35,578	$ 45,476	$ 48,094	$ 141,560	$ 178,420